Share capital - History (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
History of the share capital
Aggregate number of shares after transaction	64,667	54,466	50,937	46,256
Aggregate share capital after transaction	€ 349,789	€ 294,600	€ 275,510	€ 250,187
April 6, 2017
History of the share capital
Share capital increase warrants			€ 1,337
Number of shares issued			247
April 21, 2017
History of the share capital
Share capital increase new shares			€ 23,331
Number of shares issued			4,313
June 20, 2017
History of the share capital
Share capital increase warrants			€ 281
Number of shares issued			52
September 21, 2017
History of the share capital
Share capital increase warrants			€ 152
Number of shares issued			28
November 23, 2017
History of the share capital
Share capital increase warrants			€ 222
Number of shares issued			41
March 20, 2018
History of the share capital
Share capital increase warrants		€ 1,613
Number of shares issued		298
June 20, 2018
History of the share capital
Share capital increase warrants		€ 556
Number of shares issued		103
September 17, 2018
History of the share capital
Share capital increase new shares		€ 16,021
Number of shares issued		2,961
October 3, 2018
History of the share capital
Share capital increase warrants		€ 733
Number of shares issued		135
November 23, 2018
History of the share capital
Share capital increase warrants		€ 167
Number of shares issued		31
March 20, 2019
History of the share capital
Share capital increase warrants	€ 808
Number of shares issued	149
June 20, 2019
History of the share capital
Share capital increase warrants	€ 1,127
Number of shares issued	208
August 23, 2019
History of the share capital
Share capital increase new shares	€ 36,945
Number of shares issued	6,829
September 18, 2019
History of the share capital
Share capital increase warrants	€ 1,632
Number of shares issued	302
November 6 2019
History of the share capital
Share capital increase warrants	€ 14,162
Number of shares issued	2,618
November 25, 2019
History of the share capital
Share capital increase warrants	€ 515
Number of shares issued	95